SHARE-BASED COMPENSATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.    SHARE-BASED COMPENSATION

Share-based compensation was recognized in operating expenses for the six months ended June 30, 2021 and 2022 as follows:

	Six months ended June 30
	2021	2022

	(HK$ in thousands)

Research and development expenses	25,202	69,170
General and administrative expenses	4,924	20,294
Selling and marketing expenses	3,290	7,787
Total share-based compensation expenses	33,416	97,251

Share Options

In October 2014, the Board of Directors of the Company approved the establishment of 2014 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2014 Share Incentive Plan shall be valid and effective until October 30, 2024. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2014 Share Incentive Plan shall be 135,032,132 shares. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four or five years and expire in ten years.

In December 2018, the Board of Directors of the Company approved the 2019 Share Incentive Plan, pursuant to which the maximum number of shares of the Company available for issuance shall be a number of up to 2% of the total number of shares issued and outstanding on September 29, 2019 as determined by the Board, plus an annual increase on each September 30 during the term of this 2019 Share Incentive Plan commencing on September 30, 2020, by an amount determined by the Board; provided, however, that (i) the number of shares increased in each year shall not be more than 2% of the total number of shares issued and outstanding on September 29 of the same year and (ii) the aggregate number of shares initially reserved and subsequently increased during the term of this 2019 Share Incentive Plan shall not be more than 8% of the total number of shares issued and outstanding on September 29, 2019 immediately preceding the most recent increase.

On December 30, 2019, the Company modified the exercise price of 8,113,145 stock options granted under 2014 Share Incentive Plan to US$0.60. The incremental compensation expenses of HK$3,008 thousand (US$386 thousand) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

For the six months ended June 30, 2021 and 2022, the Group granted nil and nil stock options to employees pursuant to the 2014 Share Incentive Plan and 2019 Share Incentive Plan.

A summary of the stock option activity under the 2014 and 2019 Share Incentive Plan for the six months ended June 30, 2021 and 2022 is included in the table below.

		Weighted average
	Options granted	exercise price per
	share number	option (US$)

Outstanding at December 31, 2021	13,341,466	0.5703
Exercised	(1,197,536)	0.6469
Forfeited	(303,040)	0.5634
Outstanding at June 30, 2022	11,840,890	0.5627

Outstanding at December 31, 2020	19,042,336	0.5628
Exercised	(2,395,392)	0.4365
Forfeited	(505,360)	0.6572
Outstanding at June 30, 2021	16,141,584	0.5786

13.    SHARE-BASED COMPENSATION (Continued)

Share Options (Continued)

The following table summarizes information regarding the share options outstanding as of December 31, 2021 and June 30, 2022, and exercise prices and aggregate intrinsic value have been adjusted according to the modification of exercise price in December 2019:

	As of December 31, 2021
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	13,341,466	0.5703	3.42	165,157
Exercisable	2,825,014	0.5729	2.85	34,964
Expected to vest	10,516,452	0.5696	3.57	130,193

	As of June 30, 2022
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	11,840,890	0.5627	3.00	64,020
Exercisable	1,654,999	0.5198	2.36	9,019
Expected to vest	10,185,891	0.5697	3.10	55,001

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at December 31, 2021 and for the six months ended June 30, 2021 and 2022.

The weighted average grant date fair value of options granted for the six months ended June 30, 2021 and 2022 were nil and nil per option, respectively.

Options exercised for the six months ended June 30, 2021 and 2022 were 2,395,392 and 1,197,536, respectively. The total intrinsic value of options exercised as of December 31, 2021 and June 30, 2022 was approximately HK$614,738 thousand (US$79,093 thousand) and HK$39,030 thousand (US$4,988 thousand).

As of December 31, 2021 and June 30, 2022, there was HK$201,948 thousand (US$25,897 thousand) and HK$173,796 thousand (US$22,146 thousand) of unrecognized compensation expenses related to the options, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 3.96 and 3.53 years, respectively, and may be adjusted for future changes in estimated forfeitures.

13.    SHARE-BASED COMPENSATION (Continued)

Restricted Share Units Plan

In December 2018, the Board of Directors of the Company approved the 2019 Share Incentive Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted share units granted to employees under the plan:

		Weighted - average grant
		date fair value per
	Shares awarded number	share(US$)

Outstanding at December 31, 2021	16,961,864	5.6793
Granted	48,000	5.4125
Forfeited	(1,152,240)	5.0585
Outstanding at June 30, 2022	15,857,624	5.7236

Outstanding at December 31, 2020	6,067,400	4.6827
Forfeited	(171,200)	4.7350
Outstanding at June 30, 2021	5,896,200	4.6812

For the six months ended June 30, 2021 and 2022, the Group granted nil and 48,000 restricted share units to employees pursuant to the 2019 Share Incentive Plan, respectively.

As of December 31, 2021 and June 30, 2022, there was HK$694,749 thousand (US$89,092 thousand) and HK$599,247 thousand (US$76,359 thousand) of unrecognized compensation expenses related to the restricted share units, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 4.64 and 4.14 years and may be adjusted for future changes in estimated forfeitures.

13.    SHARE-BASED COMPENSATION

Share-based compensation was recognized in operating expenses for the nine months ended September 30, 2021 and 2022 as follows:

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Research and development expenses	49,290	106,395
General and administrative expenses	8,913	30,694
Selling and marketing expenses	6,092	11,616
Total share-based compensation expenses	64,295	148,705

Share Options

In October 2014, the Board of Directors of the Company approved the establishment of 2014 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2014 Share Incentive Plan shall be valid and effective until October 30, 2024. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2014 Share Incentive Plan shall be 135,032,132 shares. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four or five years and expire in ten years.

In December 2018, the Board of Directors of the Company approved the 2019 Share Incentive Plan, pursuant to which the maximum number of shares of the Company available for issuance shall be a number of up to 2% of the total number of shares issued and outstanding on September 29, 2019 as determined by the Board, plus an annual increase on each September 30 during the term of this 2019 Share Incentive Plan commencing on September 30, 2020, by an amount determined by the Board; provided, however, that (i) the number of shares increased in each year shall not be more than 2% of the total number of shares issued and outstanding on September 29 of the same year and (ii) the aggregate number of shares initially reserved and subsequently increased during the term of this 2019 Share Incentive Plan shall not be more than 8% of the total number of shares issued and outstanding on September 29, 2019 immediately preceding the most recent increase.

On December 30, 2019, the Company modified the exercise price of 8,113,145 stock options granted under 2014 Share Incentive Plan to US$0.60. The incremental compensation expenses of HK$3,008 thousand (US$386 thousand) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

For the nine months ended September 30, 2021 and 2022, the Group granted 1,080,000 and nil stock options to employees pursuant to the 2014 Share Incentive Plan and 2019 Share Incentive Plan.

13.    SHARE-BASED COMPENSATION (Continued)

Share Options (Continued)

A summary of the stock option activity under the 2014 and 2019 Share Incentive Plan for the nine months ended September 30, 2021 and 2022 is included in the table below.

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at December 31, 2021	13,341,466	0.5703
Exercised	(1,475,848)	0.5996
Forfeited	(347,136)	0.6368
Outstanding at September 30, 2022	11,518,482	0.5645

Outstanding at December 31, 2020	19,042,336	0.5628
Exercised	(4,192,000)	0.3619
Granted	1,080,000	0.0444
Forfeited	(743,998)	0.6548
Outstanding at September 30, 2021	15,186,338	0.5769

The following table summarizes information regarding the share options outstanding as of December 31, 2021 and September 30, 2022, and exercise prices and aggregate intrinsic value have been adjusted according to the modification of exercise price in December 2019:

	As of December 31, 2021
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	13,341,466	0.5703	3.42	165,157
Exercisable	2,825,014	0.5729	2.85	34,964
Expected to vest	10,516,452	0.5696	3.57	130,193

	As of September 30, 2022
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	11,518,482	0.5645	2.76	51,515
Exercisable	1,653,781	0.4808	2.51	7,535
Expected to vest	9,864,701	0.5786	2.80	43,980

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at December 31, 2021 and September 30, 2022.

13.    SHARE-BASED COMPENSATION (Continued)

Share Options (Continued)

The weighted average grant date fair value of options granted for the nine months ended September 30, 2021 and 2022 were US$18.9219 and nil per option, respectively.

Options exercised for the nine months ended September 30, 2021 and 2022 were 4,192,000 and 1,475,848, respectively. The total intrinsic value of options exercised for the nine months ended September 30, 2021 and 2022 was approximately HK$543,551 thousand (US$69,986 thousand) and HK$49,305 thousand (US$6,295 thousand).

The fair value of each option granted for the nine months ended September 30, 2021 and 2022 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Nine months ended September 30,
	2021	2022
Risk-free interest rate	0.09%-0.89%	NA
Expected term (in years)	5.00	NA
Expected dividend yield	0%	NA
Expected volatility	40%	NA
Expected forfeiture rate (post-vesting)	15%	NA

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2021 and September 30, 2022, there was HK$201,948 thousand (US$25,897 thousand) and HK$160,054 thousand (US$20,389 thousand) of unrecognized compensation expenses related to the options, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 3.96 and 3.31 years, respectively, and may be adjusted for future changes in estimated forfeitures.

Restricted Share Units Plan

In December 2018, the Board of Directors of the Company approved the 2019 Share Incentive Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

13.    SHARE-BASED COMPENSATION (Continued)

Restricted Share Units Plan (Continued)

The following table summarizes activities of the Company’s restricted share units granted to employees under the plan for the nine months ended September 30, 2021 and 2022:

		Weighted -
		average grant date
	Shares awarded number	fair value per share(US$)
Outstanding at December 31, 2021	16,961,864	5.6793
Vested	(134,600)	20.1363
Granted	2,827,320	5.4125
Forfeited	(1,355,240)	5.3584
Outstanding at September 30, 2022	18,299,344	5.5555

Outstanding at December 31, 2020	6,067,400	4.6827
Granted	837,072	20.1363
Forfeited	(231,680)	4.7350
Outstanding at September 30, 2021	6,672,792	6.6195

For the nine months ended September 30, 2021 and 2022, the Group granted 837,072 and 2,827,320 restricted share units to employees pursuant to the 2019 Share Incentive Plan, respectively.

As of December 31, 2021 and September 30, 2022, there was HK$694,749 thousand (US$89,092 thousand) and HK$670,477 thousand (US$85,412 thousand) of unrecognized compensation expenses related to the restricted share units, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 4.64, and 3.26 years and may be adjusted for future changes in estimated forfeitures.